Investment Objectives and Goals	Jun. 03, 2026
Ai Funds High Conviction US Equity AI-Managed ETF
Prospectus [Line Items]
Risk/Return [Heading]	Ai Funds High Conviction US Equity AI-Managed ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Ai Funds High Conviction US Equity AI-Managed ETF (the “Fund”) seeks long-term capital appreciation.
Ai Funds Multi Crypto and Equity Rotation AI-Managed ETF
Prospectus [Line Items]
Risk/Return [Heading]	Ai Funds Multi Crypto and Equity Rotation AI-Managed ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Ai Funds Multi Crypto and Equity Rotation AI-Managed ETF (the “Fund”) seeks long-term capital appreciation.
Ai Funds Downside Defense AI-Managed ETF
Prospectus [Line Items]
Risk/Return [Heading]	Ai Funds Downside Defense AI-Managed ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Ai Funds Downside Defense AI-Managed ETF (the “Fund”) seeks long-term capital appreciation.